As filed with the Securities and Exchange Commission on July 13, 2007

                                            1933 Act Registration No. 333-143579

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

           [  ]     Pre-Effective           [X]      Post-Effective
                    Amendment No.                    Amendment No. 1

                              PHOENIX EQUITY TRUST
                       (Phoenix Value Opportunities Fund)
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (800) 243-1574

                                101 Munson Street
                         Greenfield, Massachusetts 01301
                       -----------------------------------
                    (Address of Principal Executive Offices)

                               Kevin J. Carr, Esq.
                      Vice President, Chief Legal Officer,
                    Counsel and Secretary for the Registrant
                         Phoenix Life Insurance Company
                                One American Row
                        Hartford, Connecticut 06103-2899
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street, N.W.
                             Washington, D.C. 20006

         This Amendment to the Registration Statement on Form N-14AE of the Phoenix Equity Trust, filed with the Securities and Exchange Commission on June 7, 2007 (Accession No. 0000949377-07-000411; File No. 333-143579), as amended on
July 3 and July 10, 2007, is being filed to add Exhibit (12) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.

         It is proposed that this filing will become effective:

         [X]   immediately on filing pursuant to paragraph (b)
         [ ]   on _____ pursuant to paragraph (b)
         [ ]   60 days after filing pursuant to paragraph (a)(1)
         [ ]   on _____ pursuant to paragraph (a)(1)
         [ ]   75 days after filing pursuant to paragraph (a)(2)
         [ ]   on _____ pursuant to paragraph (a)(2) of Rule 485
         [ ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              PHOENIX EQUITY TRUST

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification.

         The Agreement and Declaration of Trust of Phoenix Equity Trust (the "Trust") dated as of August 17, 2000, and the By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Investment Advisory Agreement, Subadvisory Agreements, Underwriting Agreement, Master Custodian Contract, and Transfer Agency Agreement, as amended, each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits:

1. Agreement and Declaration of Trust of the Registrant, dated August 17, 2000, filed via EDGAR with Post-Effective Amendment No. 69 (File No. 002-16590) on October 30, 2000, and incorporated herein by reference.

2(a). Amended and Restated By-Laws of the Registrant, dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006, and incorporated herein by reference.

2(b) Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006, and incorporated herein by reference.

3.       Not applicable.

4. Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus/Information Statement contained in Part A of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, as filed via EDGAR (File No. 333-143579) on July 3, 2007, and incorporated herein by reference.


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

5.       None other than as set forth in Exhibits 1 and 2.

6(a). Amended and Restated Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. ("PIC") effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 74 (File No. 002-16590) on October 28, 2003, and incorporated herein by reference.

6(b). First Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and PIC, made as of October 21, 2004, filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004, and incorporated herein by reference.

6(c). Second Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and PIC dated July 29, 2005, filed via EDGAR with Post-Effective Amendment No. 83 (File No. 002-16590) on October 25, 2005, and incorporated herein by reference.

6(d). Subadvisory Agreement between PIC and Sasco Capital, Inc. ("Sasco") dated October 21, 2004, on behalf of the Phoenix Mid-Cap Value Fund ("Mid-Cap Value Fund"), filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004 and incorporated herein by reference.

6(e). Subadvisory Agreement between PIC and Acadian Asset Management, Inc. ("Acadian"), dated July 1, 2005, on behalf of the Worldwide Strategies Fund, filed via EDGAR with Post-Effective Amendment No. 83 (File No. 002-16590) on October 25, 2005, and incorporated herein by reference.

6(f). Subadvisory Agreement between PIC and New Star Institutional Managers Limited ("New Star"), dated July 1, 2005, on behalf of the Worldwide Strategies Fund, filed via EDGAR with Post-Effective Amendment No. 82 (File No. 002-16590) on July 22, 2005, and incorporated herein by reference.

6(g). Subadvisory Agreement between PIC and Acadian, dated July 29, 2005, on behalf of the Phoenix Value Opportunities Fund filed via EDGAR with Post-Effective Amendment No. 83 (File No. 002-16590) on October 25, 2005 and incorporated herein by reference.

6(h). First Amendment to Subadvisory Agreement between PIC and Sasco, dated September 1, 2006, on behalf of the Mid-Cap Value Fund, filed via EDGAR with Post-Effective Amendment No. 84 (File No 002-16590) on October 27, 2006, and incorporated herein by reference.

7(a). Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation ("PEPCO"), made as of November 19, 1997, filed as Exhibit
         6.1 via EDGAR with Post-Effective Amendment No. 64 (File No. 002-16590) on October 6, 1998, and incorporated herein by reference.

7(b). Form of Sales Agreement between PEPCO and dealers, effective June 2006, filed via EDGAR with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006, and incorporated herein by reference.


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

8. Form of Deferred Compensation Plan applicable to the Board of Trustees, filed via EDGAR with Post-Effective Amendment No. 80 (File No. 002-16590) on May 6, 2005, and incorporated herein by reference.

9(a). Master Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street") dated May 1, 1997, filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004 and incorporated herein by reference.

9(b). Amendment dated February 10, 2000 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004 and incorporated herein by reference.

9(c). Amendment dated July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004 and incorporated herein by reference.

9(d). Amendment dated May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street filed via EDGAR with Post-Effective Amendment No. 79 (File No. 002-16590) on October 21, 2004 and incorporated herein by reference.

10(a). Amended and Restated Distribution Plan Pursuant to Rule 12b-1 for Class A Shares, effective March 1, 2007, filed via EDGAR in the Registration Statement on Form N-14 (File No. 333-143579) on June 7, 2007 and incorporated herein by reference.

10(b). Amended and Restated Distribution Plan Pursuant to Rule 12b-1 for Class B Shares, effective March 1, 2007, filed via EDGAR in the Registration Statement on Form N-14 (File No. 333-143579) on June 7, 2007 and incorporated herein by reference.

10(c). Amended and Restated Distribution Plan Pursuant to Rule 12b-1 for Class C Shares, effective March 1, 2007, filed via EDGAR in the Registration Statement on Form N-14 (File No. 333-143579) on June 7, 2007 and incorporated herein by reference.

10(d). 2006 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan, adopted August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006, and incorporated herein by reference.

11. Opinion and consent of Kevin J. Carr, Esq. Filed via EDGAR with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-143579) on July 3, 2007, and incorporated herein by reference.

12.      Tax opinion and consent of counsel. Filed herewith.

13(a). Amended and Restated Transfer Agency and Service Agreement between Registrant and PEPCO, dated July 1, 2006, filed via EDGAR in the Registration Statement on Form N-14 (File No. 333-143579) on June 7, 2007 and incorporated herein by reference.

13(b). Sub-transfer Agency and Service Agreement between PEPCO and Boston Financial Data Services, Inc., dated as of January 1, 2005, filed via EDGAR with Post-Effective Amendment No. 83 (File No. 002-16590) on October 25, 2005, and incorporated herein by reference.


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


13(c). Administration Agreement between Registrant and PEPCO dated July 1, 2006, filed via EDGAR in the Registration Statement on Form N-14 (File No. 333-143579) on June 7, 2007 and incorporated herein by reference.

13(d). Securities Lending Authorization Agreement with State Street, dated August 1, 2005, filed via EDGAR with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006, and incorporated herein by reference.

13(e). First Amendment to Securities Lending Authorization Agreement between Registrant and State Street dated February 3, 2006 on behalf of Phoenix Worldwide Strategies Fund filed via EDGAR with Post-Effective Amendment No. 84 (File No. 002-16590) on October 27, 2006, and incorporated herein by reference.

13(f). Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street, dated March 1, 2007, filed via EDGAR in the Registration Statement on Form N-14 (File No. 333-143579) on June 7, 2007 and incorporated herein by reference.

14. Consent of PricewaterhouseCoopers LLP with respect to Phoenix Value Opportunities Fund of the Registrant and Phoenix Value Equity Fund of Phoenix Investment Trust 97, filed via EDGAR with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14
         (File No. 333-143579) on July 3, 2007, and incorporated herein by reference.

15.      Not applicable.

16.      Power of Attorney for E. Virgil Conway, Harry Dalzell-Payne, Francis
         E. Jeffries, Geraldine M. McNamara, and James M. Oates, filed via EDGAR in the Registration Statement on Form N-14 (File No. 333-143579) on June 7, 2007 and incorporated herein by reference.

17.      Not applicable.

Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


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


                                   SIGNATURES

         As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the registrant, in the City of Hartford, and State of Connecticut on the 13th day of July, 2007.

                              PHOENIX EQUITY TRUST

                              By:        /s/ George R. Aylward
                                         ------------------------------
                              Name:      George R. Aylward
                              Title:     President

         As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment No. 1 to the Registration Statement in the capacities indicated on the 13th day of July, 2007.

Signatures                          Title
----------                          -----

/s/ George R. Aylward               President (Principal Executive Officer)
---------------------------         and Trustee
George R. Aylward

/s/ W. Patrick Bradley              Chief Financial Officer and Treasurer
---------------------------         (Principal Financial and Accounting Officer)
W. Patrick Bradley

/s/ E. Virgil Conway                Trustee
---------------------------
E. Virgil Conway*

/s/ Harry Dalzell-Payne             Trustee
---------------------------
Harry Dalzell-Payne*

/s/ Francis E. Jeffries             Trustee
---------------------------
Francis E. Jeffries*

                                    Trustee
---------------------------
Leroy Keith, Jr.

                                    Trustee
---------------------------
Marilyn E. LaMarche

                                    Chairman
---------------------------
Philip R. McLoughlin

/s/ Geraldine M. McNamara           Trustee
---------------------------
Geraldine M. McNamara*

/s/ James M. Oates                  Trustee
---------------------------
James M. Oates*

                                    Trustee
---------------------------
Richard E. Segerson


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

                                    Trustee
---------------------------
Ferdinand L.J. Verdonck

* By:    /s/ George R. Aylward
         ---------------------------
         George R. Aylward
         Attorney-in-fact, pursuant to power of attorney.


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



                                  EXHIBIT INDEX

Exhibit              Item
-------              ----

12. Tax Opinion and Consent of McDermott Will & Emery LLP, filed via EDGAR herewith.


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